Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2018
SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental Cash Flow Information

10.	SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the nine months period ended September 30, 2018 and 2017 are as follows:

	September 30, 2018	September 30, 2017
Decrease (increase) in accounts receivables	54	(116)
Decrease in prepaid expenses	20	67
(Decrease) increase in trade payables and accrued liabilities	123	1,510
Total changes in working capital	197	1,461

During the period ended September 30, 2018, the Company:

i)	transferred $229 from reserve to deficit for expired options and warrants;
ii)	recorded $536, the net change for accrued exploration and evaluation expenditures.